FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS - Narrative (Details) $ in Thousands, $ in Millions	12 Months Ended
	Sep. 30, 2025 CAD ($)	Sep. 30, 2024 CAD ($)	May 25, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Fair value increase of the derivative warrant liability if share price increase by 10%	$ 456
Fair value decrease of the derivative warrant liability if share price decrease by 10%	$ 508
Percentage of common shares threshold	30.00%
Percentage of potential shareholding meeting, threshold	49.00%
Gains (losses) on financial instruments	$ 8,614
Maximum exposure to credit risk	198,827	$ 211,306
Cash	28,200	106,745
Working capital	158,738	208,897
Contractual capital commitments	$ 266
Change in benchmark interest rates	1.00%
Phylos Bioscience Inc. ("Phylos")
Disclosure of detailed information about financial instruments [line items]
Secured convertible loan advanced			$ 8
Weekend Holdings Corp. ("WHC") | Preferred shares
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial instruments	$ 666
Third tranche, partial | Phylos Bioscience Inc. ("Phylos")
Disclosure of detailed information about financial instruments [line items]
Secured convertible loan advanced			$ 1
Long-term borrowings
Disclosure of detailed information about financial instruments [line items]
Fair value of long-term debt	$ 25	$ 85